TAXES	6 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 — TAXES

a.	Corporate Income Taxes (“CIT”)

Cayman Islands and BVI

Under the current tax laws of the Cayman Islands and BVI, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Republic of Seychelles

ProSeeds, Trade Router, and Carnegie Hill are incorporated in the Republic of Seychelles. The standard corporate tax is levied on companies at the following progressive rates: taxable income up to SCR1 million is subject to a 15% tax rate (reduced from 25%, effective January 1, 2022); and taxable income above SCR1 million is subject to a 25% tax rate (reduced from 30%, effective January 1, 2022).

Malaysia

Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB are governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less, and gross income of not more than MYR50 million) is 15% for the first MYR150,000 (approximately $37,500) taxable income, and 17% for taxable income between MYR150,000 (approximately $37,500) to MYR600,000 (approximately $150,000), with the remaining balance of taxable income being taxed at the 24% rate. For the six months ended March 31, 2024 and 2023, the tax rate for each of the Company’s Malaysia subsidiaries was 24%, as a result the consolidated paid-in capital of the Company exceeded MYR2,500,000.

On June 13, 2023, StarboxGB submitted an application to be recognized as a Malaysia Digital Status company. This application received approval from the Malaysia Digital Economy Corporation Sdn Bhd (MDEC) on February 28, 2024. The approved business activities include (a) artificial intelligence in (i) Starbox AI data analysis & management tools and related services; (ii) Starbox AI calculation engine and related services; (iii) Starbox AI content solution and related services; and (b) creative media technology in Starbox VR solutions and related services.  The approval is subject to certain terms and conditions, and StarboxGB is entitled to a 100% tax exemption for the approved business activities mentioned herein for a period of five years.

The components of the income tax provision were as follows:

	For the Six Months Ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	$-	$-
Republic of Seychelle	-	-
Malaysia	103,853	313,758
	103,853	313,758
Deferred tax provision:
Cayman Islands	-	-
Malaysia	706,870	313,963
	706,870	313,963
Income tax provision	$810,723	$627,721

Reconciliation of the differences between the income tax provision computed based on the Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the six months ended March 31, 2024 and 2023, respectively, were as follows:

	For the Six Months Ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income tax provision computed based on Malaysia unified income tax statutory rate	$(3,082,451)	$690,461
Tax rate difference	193,787	-
Permanent difference	3,597,713	(62,740)
Change in valuation allowance	101,674	-
Actual income tax provision	$810,723	$627,721

Deferred tax assets

The Company’s deferred tax assets were comprised of the following:

	As of March 31, 2024	As of September 30, 2023

Deferred tax assets derived from net operating loss carry forwards	$295,353	$229,233
Less: valuation allowance	(60,380)	(35,174)
Effect of foreign currency translation	(1,393)	-
Deferred tax assets	$233,580	$194,059

Movement of valuation allowance:

	As of March 31, 2024	As of September 30, 2023

Balance at beginning of the period	$35,174	$35,174
Current period change	25,490	-
Effect of foreign currency translation	(284)	-
Balance at end of the period	$60,380	$35,174

The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company has four subsidiaries in Malaysia, namely Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB. Other than StarboxSB and StarboxGB, which have generated taxable income through providing advertising services to customers, Starbox Berhad and StarboxPB have reported recurring operating losses since their inception. Management concluded that the chances for these three entities that suffered recurring losses in prior periods to become profitable in the foreseeable near future and to utilize their net operating loss carry forwards were remote. Accordingly, the Company provided valuation allowance of $60,380 and $35,174 for the deferred tax assets of these subsidiaries as of March 31, 2024 and September 30, 2023, respectively. For the six months ended March 31, 2024 and 2023, the change in valuation allowance amounted to $ 25,206 and nil, respectively.

Deferred tax liability

The Company’s deferred tax liability was comprised of the following:

	As of March 31, 2024	As of September 30, 2023

Difference between tax and book basis of depreciation and amortization expense	$2,083,800	$966,978
Intangible assets acquired through the acquisition of One Eighty Ltd.	5,217,000	5,640,000
Less: deferred tax assets	(233,580)	(194,059)
Deferred tax liability, net	$7,067,220	$6,412,919

b.	Taxes payable

As of March 31, 2024 and September 30, 2023, taxes payable consisted of the following:

	As of March 31, 2024	As of September 30, 2023
Income tax payable	$475,859	$326,389
Service tax payable	5,820	495,156
Less: Tax prepaid	(428,521)	(482,195)
Total	$53,158	$339,350